Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment
Gross Property, Plant and Equipment	$ 3,549	$ 3,894
Accumulated depreciation	(446)	(427)
Net Property, Plant and Equipment	3,103	3,467
Gathering
Property, Plant and Equipment
Gross Property, Plant and Equipment	1,348	1,700
Processing
Property, Plant and Equipment
Gross Property, Plant and Equipment	563	565
Terminalling and Transportation
Property, Plant and Equipment
Gross Property, Plant and Equipment	$ 1,638	$ 1,629